Exhibit 99.13

Verizon Master Trust - VZMT 2024-8

Monthly Investor Report

Group Name	One

Series Name	2024-8
Collection Period	February 2025
Payment Date	03/20/2025
Transaction Month	4
Anticipated Redemption Date	11/22/2027
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$816,010,000.00	4.62%	11/20/2030
Class A-1b	$75,000,000.00	SOFR +0.42%	11/20/2030
Class B	$68,120,000.00	4.82%	11/20/2030
Class C	$40,870,000.00	4.99%	11/20/2030

Total	$1,000,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	03/13/2025
Compound SOFR for Interest Period	4.34867%
Spread over Compounded SOFR	0.42%
Note Interest Rate	4.76867%
Note Balance at the beginning of the Interest Period	$75,000,000.00
Days in the Interest Period	28
Note Monthly Interest	$278,172.42

Verizon Master Trust - VZMT 2024-8

Monthly Investor Report

Group Name	One

Series 2024-8 Available Funds and other sources of funds
Series 2024-8 Allocation Percentage x Group One Available Funds	$64,294,276.02
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$64,294,276.02

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$10,899,182.56
Required Reserve Amount	$10,899,182.56
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$10,899,182.56

Verizon Master Trust - VZMT 2024-8

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$73.90	$73.90	$0.00	$0.00	$64,294,202.12
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$64,292,952.12
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$64,292,952.12
Asset Representations Reviewer Fee	$38.73	$38.73	$0.00	$0.00	$64,292,913.39
Supplemental ARR Fee	$163.19	$163.19	$0.00	$0.00	$64,292,750.20
Servicing Fee	$761,851.03	$761,851.03	$0.00	$0.00	$63,530,899.17
Class A-1a Note Interest	$3,141,638.50	$3,141,638.50	$0.00	$0.00	$60,389,260.67
Class A-1b Note Interest	$278,172.42	$278,172.42	$0.00	$0.00	$60,111,088.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$60,111,088.25
Class B Note Interest	$273,615.33	$273,615.33	$0.00	$0.00	$59,837,472.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,837,472.92
Class C Note Interest	$169,951.08	$169,951.08	$0.00	$0.00	$59,667,521.84
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,667,521.84
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$59,667,521.84
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,667,521.84
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$59,667,521.84
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$59,667,521.84
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$59,667,521.84
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$59,667,521.84
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$59,667,521.84
Class R Interest	$59,667,521.84	$59,667,521.84	$0.00	$0.00	$0.00

Total	$64,294,276.02	$64,294,276.02	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2024-8

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,141,638.50	$0.00	$0.00	$3,141,638.50
Class A-1b	$0.00	$0.00	$278,172.42	$0.00	$0.00	$278,172.42
Class B	$0.00	$0.00	$273,615.33	$0.00	$0.00	$273,615.33
Class C	$0.00	$0.00	$169,951.08	$0.00	$0.00	$169,951.08

Total	$0.00	$0.00	$3,863,377.33	$0.00	$0.00	$3,863,377.33

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$3.85	$0.00	$3.85
Class A-1b	$1,000.00	$3.71	$0.00	$3.71
Class B	$1,000.00	$4.02	$0.00	$4.02
Class C	$1,000.00	$4.16	$0.00	$4.16

Total	$1,000.00	$3.86	$0.00	$3.86

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$816,010,000.00	1.00	$816,010,000.00	1.00
Class A-1b	$75,000,000.00	1.00	$75,000,000.00	1.00
Class B	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$40,870,000.00	1.00	$40,870,000.00	1.00

Total	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

Verizon Master Trust - VZMT 2024-8

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$500,000,000.00
Ending Principal Funding Account Limit	$500,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.